SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—3.2%
Tencent Holdings Ltd. (China)	76,720	$3,792
Consumer Discretionary—15.2%
adidas AG (Germany)	24,065	5,343
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	27,903	5,427
Fast Retailing Co. Ltd. (Japan)	5,862	2,392
MercadoLibre, Inc. (Argentina)(1)	5,448	2,662
TAL Education Group ADR (China)(1)	44,791	2,385
		18,209

Consumer Staples—23.2%
Diageo plc (United Kingdom)	139,207	4,414
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	44,400	2,687
Heineken NV (Netherlands)	68,474	5,811
L’Oreal SA (France)	25,394	6,573
Nestle S.A. Registered Shares (Switzerland)	40,112	4,106
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,781,083	4,196
		27,787

Financials—15.3%
AIA Group Ltd. (Hong Kong)	650,405	5,824
Aon plc (United Kingdom)	31,559	5,209
HDFC Bank Ltd. ADR (India)	126,738	4,874
Sanlam Ltd. (South Africa)	847,108	2,412
		18,319

Health Care—14.3%
Alcon, Inc. (Switzerland)(1)	74,527	3,787
Novo Nordisk A/S Sponsored ADR (Denmark)	86,656	5,217
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (China)	3,664,646	4,600
Sysmex Corp. (Japan)	49,376	3,574
		17,178

Industrials—5.3%
IHS Markit Ltd. (United Kingdom)	106,285	6,377
Information Technology—16.0%
Adyen NV (Netherlands)(1)	5,929	5,039
Dassault Systemes SE (France)	26,576	3,880
Infosys Ltd. Sponsored ADR (India)	348,512	2,861
SAP SE Sponsored ADR (Germany)	44,413	4,908
Temenos AG Registered Shares (Switzerland)(1)	19,013	2,478
		19,166

	Shares	Value

Materials—5.7%
Asian Paints Ltd. (India)	142,045	$3,129
Linde plc (United Kingdom)	21,052	3,642
		6,771

Total Common Stocks (Identified Cost $130,176)		117,599

Total Long-Term Investments—98.2% (Identified Cost $130,176)		117,599

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	2,115,721	2,116
Total Short-Term Investment (Identified Cost $2,116)		2,116

TOTAL INVESTMENTS—100.0% (Identified Cost $132,292)		$119,715
Other assets and liabilities, net—(0.0)%		(29)
NET ASSETS—100.0%		$119,686

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	16%
China	13
India	9
Netherlands	9
France	9
Switzerland	9
Germany	9
Other	26
Total	100%
† % of total investments as of March 31, 2020.
See Notes to Schedule of Investments

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$117,599	$59,271	$58,328
Money Market Mutual Fund	2,116	2,116	—
Total Investments	$119,715	$61,387	$58,328
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SGA INTERNATIONAL GROWTH SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
3